Supplement to the
Fidelity® Growth Discovery Fund
Class K
August 29, 2022
Summary Prospectus

Effective May 1, 2023, the fund has been reclassified from diversified to non-diversified.
CII-K-SUSTK-0423-102 1.9880467.102	April 28, 2023
Supplement to the
Fidelity® Growth Discovery Fund
August 29, 2022
Summary Prospectus

Effective May 1, 2023, the fund has been reclassified from diversified to non-diversified.
CII-SUSTK-0423-101 1.9007577.101	April 28, 2023